SHARE-BASED COMPENSATION EXPENSES - Share option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Vested and exercisable	556,250	568,500
Number of shares, Forfeited	(525)	(12,250)
Number of shares, Vested and exercisable	555,725	556,250	568,500
Weighted average exercise price, Vested and exercisable (in dollars per share)	$ 11.85	$ 11.85
Weighted average exercise price, Vested and exercisable (in dollars per share)	$ 11.85	$ 11.85	$ 11.85
Weighted average remaining contractual life (years), Outstanding	7 years 7 months 28 days	8 years 7 months 28 days	9 years 7 months 28 days
Aggregate intrinsic value, Vested and exercisable (in dollars)	$ 3,190	$ 1,641	$ 1,734